The breakdown of the outstanding shares granted is set forth as follows: (Details) shares in Thousands, Number in Thousands		9 Months Ended
		Sep. 30, 2021 shares Number R$ / shares	Dec. 31, 2020 Number	[1]
IfrsStatementLineItems [Line Items]
Options granted		8,339,727
Outstanding options | Number		5,395,519	7,873,348
Stock Option Two [Member]
IfrsStatementLineItems [Line Items]
Options granted date		Jun. 01, 2019
Options granted		674,296
Outstanding options		189,512
Fair value of the option | R$ / shares	[2]	R$ 30.61
Stock Option Three [Member]
IfrsStatementLineItems [Line Items]
Options granted date		Jul. 01, 2019
Options granted		1,141,353
Outstanding options		320,317
Fair value of the option | R$ / shares	[2]	R$ 30.61
Stock Option Four [Member]
IfrsStatementLineItems [Line Items]
Options granted date		Sep. 16, 2019
Options granted		68,605
Outstanding options		22,867
Fair value of the option | R$ / shares	[2]	R$ 30.61
Stock Option Five [Member]
IfrsStatementLineItems [Line Items]
Options granted date		Jun. 01, 2020
Options granted		3,571,736
Outstanding options | Number		2,180,854
Fair value of the option | R$ / shares	[2]	R$ 21.28
Stock Option Six [Member]
IfrsStatementLineItems [Line Items]
Options granted date		Jul. 01, 2021
Options granted		2,883,737
Outstanding options | Number		2,681,969
Fair value of the option | R$ / shares	[2]	R$ 28.58

[1]	Includes stock options outstanding on December 31, 2020.
[2]	Amounts expressed in Brazilian Reais.